EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
12.	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2009	2010	2011
Net income attributable to ordinary shareholders — basic	13,634	207,814	114,832
Amounts allocated to preferred shares for participating rights to dividends	28,911	7,937	—

Net income attributable to ordinary shareholders — diluted	42,545	215,751	114,832

Weighted average ordinary shares outstanding — basic	57,562,440	198,517,280	241,928,286
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	4,010,526	6,201,302	4,252,916
Preferred shares	122,058,919	29,762,312	—

Weighted average ordinary shares outstanding — diluted	183,631,885	234,480,894	246,181,202

Basic earnings per share	0.24	1.05	0.47

Diluted earnings per share	0.23	0.92	0.47

For the years ended December 31, 2009, 2010 and 2011, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	Year Ended December 31,
	2009	2010	2011
Outstanding employee options and nonvested restricted stocks	11,260,935	—	1,486,533